Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,023,577.10
Total Fee Amount	10,222.66
Total Offset Amount	0.00
Net Fee	$ 10,222.66
Offering Table N/A
Offset Table N/A	N/A